Quarterly Holdings Report
for
Fidelity® Europe Fund
July 31, 2022
EUR-NPRT3-0922
1.804873.118
Common Stocks - 98.7%
	Shares	Value ($)
Austria - 0.7%
Verbund AG	41,700	4,581,595
Bailiwick of Jersey - 4.0%
Experian PLC	213,500	7,475,123
Ferguson PLC	49,800	6,240,519
Glencore Xstrata PLC	2,135,900	12,105,644
TOTAL BAILIWICK OF JERSEY		25,821,286
Belgium - 2.0%
Fagron NV	204,908	3,120,451
KBC Group NV	78,200	4,095,882
UCB SA	72,800	5,677,120
TOTAL BELGIUM		12,893,453
Bermuda - 0.5%
Hiscox Ltd.	301,414	3,276,395
Denmark - 4.5%
DSV A/S	45,800	7,717,346
Novo Nordisk A/S Series B	59,800	6,965,137
ORSTED A/S (a)	80,900	9,418,107
Tryg A/S	234,200	5,329,597
TOTAL DENMARK		29,430,187
Finland - 3.4%
Elisa Corp. (A Shares)	130,200	7,191,152
Nordea Bank ABP	989,900	9,732,234
Sampo Oyj (A Shares)	125,900	5,439,226
TOTAL FINLAND		22,362,612
France - 20.0%
Air Liquide SA	88,780	12,205,688
AXA SA	301,800	6,954,237
BNP Paribas SA	154,200	7,285,538
Capgemini SA	45,100	8,543,607
Dassault Aviation SA	22,100	3,150,929
Dassault Systemes SA	108,000	4,632,306
Edenred SA	88,100	4,511,135
L'Oreal SA	28,300	10,699,025
LVMH Moet Hennessy Louis Vuitton SE	37,100	25,760,564
Sanofi SA	183,700	18,254,921
Sartorius Stedim Biotech	23,300	9,277,843
TotalEnergies SE	382,307	19,527,240
TOTAL FRANCE		130,803,033
Germany - 4.5%
Brenntag SE	64,900	4,558,909
Deutsche Borse AG	59,800	10,439,009
RWE AG	168,200	6,907,296
Scout24 AG (a)	48,700	2,770,412
Siemens Healthineers AG (a)	88,800	4,550,437
TOTAL GERMANY		29,226,063
Ireland - 1.0%
Bank of Ireland Group PLC	791,200	4,513,862
Flutter Entertainment PLC (Ireland) (b)	22,500	2,247,641
TOTAL IRELAND		6,761,503
Israel - 0.4%
NICE Ltd. (b)	13,600	2,820,705
Italy - 0.6%
Prada SpA	702,200	4,052,238
Netherlands - 9.2%
Airbus Group NV	113,800	12,270,111
ASML Holding NV (Netherlands)	34,700	19,944,116
Ferrari NV (Italy)	22,600	4,762,876
Heineken NV (Bearer)	125,600	12,336,307
Prosus NV	108,512	7,078,781
RHI Magnesita NV	140,542	3,854,344
TOTAL NETHERLANDS		60,246,535
Norway - 3.4%
Equinor ASA	215,400	8,293,743
Kongsberg Gruppen ASA	103,700	3,808,910
TGS ASA	702,883	10,406,779
TOTAL NORWAY		22,509,432
Spain - 1.4%
Amadeus IT Holding SA Class A (b)	74,700	4,355,775
CaixaBank SA	1,576,000	4,732,313
TOTAL SPAIN		9,088,088
Sweden - 8.0%
ASSA ABLOY AB (B Shares)	356,000	8,410,864
EQT AB (c)	134,900	3,631,954
Haypp Group (b)	491,497	962,468
HEXPOL AB (B Shares)	394,600	4,096,583
Indutrade AB	310,500	7,256,672
Investor AB (B Shares)	420,900	7,819,756
Kry International AB (b)(d)(e)	406	91,866
Sandvik AB	364,200	6,710,820
Swedish Match Co. AB	1,270,700	13,302,352
TOTAL SWEDEN		52,283,335
Switzerland - 11.2%
Compagnie Financiere Richemont SA Series A	81,030	9,770,404
Nestle SA (Reg. S)	290,510	35,595,401
Roche Holding AG (participation certificate)	83,140	27,602,856
TOTAL SWITZERLAND		72,968,661
United Kingdom - 23.2%
AstraZeneca PLC (United Kingdom)	199,200	26,203,025
Beazley PLC	503,600	3,324,000
Bunzl PLC	158,600	5,931,424
Compass Group PLC	524,500	12,292,422
Deliveroo PLC Class A (a)(b)	2,126,500	2,347,260
Diageo PLC	408,200	19,337,194
Grainger Trust PLC	873,600	3,151,183
Harbour Energy PLC	401,000	1,788,293
Informa PLC	1,078,300	7,802,760
JD Sports Fashion PLC	1,887,400	2,977,675
Lloyds Banking Group PLC	12,445,800	6,890,722
Londonmetric Properity PLC	907,400	2,766,999
Mondi PLC	306,139	5,776,785
Next PLC	43,100	3,572,277
Prudential PLC	627,374	7,738,276
Reckitt Benckiser Group PLC	111,100	9,011,853
RELX PLC (London Stock Exchange)	436,700	12,930,455
Rightmove PLC	1,000,400	7,820,907
RS GROUP PLC	317,700	3,996,626
Sabre Insurance Group PLC (a)	1,989,822	2,650,987
Safestore Holdings PLC	211,600	2,937,626
TOTAL UNITED KINGDOM		151,248,749
United States of America - 0.7%
ResMed, Inc.	18,700	4,497,724
TOTAL COMMON STOCKS (Cost $607,932,059)		644,871,594

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
Estonia - 0.1%
Bolt Technology OU Series E (d)(e)	3,852	608,375
Nonconvertible Preferred Stocks - 0.1%
Sweden - 0.1%
Kry International AB Series E (b)(d)(e)	2,345	530,607
TOTAL PREFERRED STOCKS (Cost $2,072,807)		1,138,982

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	4,246,899	4,247,749
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	3,464,510	3,464,856
TOTAL MONEY MARKET FUNDS (Cost $7,712,605)		7,712,605

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $617,717,471)	653,723,181
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(706,401)
NET ASSETS - 100.0%	653,016,780

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,737,203 or 3.3% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,230,848 or 0.2% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	1,000,736
Kry International AB	5/14/21	176,328
Kry International AB Series E	5/14/21	1,072,071

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	8,041,251	153,657,414	157,450,916	18,323	-	-	4,247,749	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	34,103,332	167,506,891	198,145,367	183,707	-	-	3,464,856	0.0%
Total	42,144,583	321,164,305	355,596,283	202,030	-	-	7,712,605

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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